Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 14, 2014
Prospectus Date	rr_ProspectusDate	Aug. 14, 2014
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE

PROSPECTUSES AND SUMMARY PROSPECTUSES

OF

WELLS FARGO ADVANTAGE CORE BOND FUND

(the "Fund")

Effective immediately, the prospectuses and summary prospectuses are revised to reflect the following change:

The sections entitled "Principal Investment Strategies" contained in the summary prospectuses and in the Fund Summaries and The Funds sections of the statutory prospectuses for the Fund are amended as follows:

Current language	Replacement language
While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall dollar-weighted average effective duration range between 4 and 5½ years.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. (The Fund's benchmark, the Barclays U.S. Aggregate Bond index, had a duration of 5.60 years, as of June 30, 2014.)

(Wells Fargo Advantage Core Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 10% of that of the Fund's benchmark. (The Fund's benchmark, the Barclays U.S. Aggregate Bond index, had a duration of 5.60 years, as of June 30, 2014.)